Commitments and Contractual Obligations - Summary of contractual obligations (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Operating leases	$ 9,305
Purchase obligations	30,883
Totals	40,188
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Operating leases	8,145
Purchase obligations	234
Totals	8,379
Later than three years and not later than four years [member]
Disclosure of contingent liabilities [line items]
Operating leases	7,794
Purchase obligations	148
Totals	7,942
Later than four years [member]
Disclosure of contingent liabilities [line items]
Operating leases	39,446
Purchase obligations	278
Totals	$ 39,724